Contract Assets and Receivables, Net - Schedule of Contract Assets and Receivables and Guarantee Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract Assets
Short-term:
Gross	¥ 4,193,755	¥ 2,507,733
Allowance	(278,202)	(97,712)
Net	3,915,553	2,410,021
Long-term:
Gross	404,937	422,307
Allowance	(46,721)	(40,248)
Net	358,216	382,059
Service Fees Receivable
Short-term:
Gross	616,617	631,641
Allowance	(56,400)	(68,292)
Net	560,217	563,349
Guarantee Receivable
Short-term:
Gross	1,738,745	971,651
Allowance	(101,534)	(50,846)
Net	1,637,211	920,805
Long-term:
Gross	256,719	235,486
Allowance	(15,117)	(12,494)
Net	¥ 241,602	¥ 222,992